NATIONWIDE MUTUAL FUNDS
Nationwide Bond Fund
Nationwide Core Plus Bond Fund
Nationwide Government Bond Fund
Nationwide HighMark Bond Fund
Nationwide HighMark California Intermediate Tax Free Bond Fund
Nationwide HighMark National Intermediate Tax Free Bond Fund
Nationwide HighMark Short Term Bond Fund
Nationwide High Yield Bond Fund
Nationwide Inflation-Protected Securities Fund
Nationwide Money Market Fund
Nationwide Ziegler Wisconsin Tax Exempt Fund

Supplement dated August 12, 2016
to the Prospectus dated March 1, 2016

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately:
1.	For the Nationwide Bond Fund, the table under the section "Portfolio Managers" on page 4 of the Prospectus is deleted in its entirety and replaced with the following:
Portfolio Manager	Title	Length of Service with Fund
Gary S. Davis, CFA	Senior Investment Professional	Since 2004
Joel S. Buck	Senior Investment Professional	Since 2009
Corsan Maley	Senior Investment Professional	Since 2016
2.	For the Nationwide Government Bond Fund, the table under the section "Portfolio Managers" on page 12 of the Prospectus is deleted in its entirety and replaced with the following:
Portfolio Manager	Title	Length of Service with Fund
Gary R. Hunt, CFA	Senior Investment Professional	Since 1997
Joel S. Buck	Senior Investment Professional	Since 2009
Chad W. Finefrock, CFA	Senior Investment Professional	Since 2016
3.	For the Nationwide Inflation-Protected Securities Fund, the table under the section "Portfolio Managers" on page 36 of the Prospectus is deleted in its entirety and replaced with the following:
Portfolio Manager	Title	Length of Service with Fund
Gary R. Hunt, CFA	Senior Investment Professional	Since 2012
Joel S. Buck	Senior Investment Professional	Since 2012
Chad W. Finefrock, CFA	Senior Investment Professional	Since 2016
4.	The information under the section "Portfolio Management," within the subheading "Nationwide Bond Fund," on page 67 of the Prospectus, is deleted in its entirety and replaced with the following:
Gary S. Davis, CFA, Joel S. Buck and Corsan Maley are co-portfolio managers of the Nationwide Bond Fund and are responsible for the day-to-day management of the Fund, including the selection of the Fund's investments.

Mr. Davis joined Nationwide, the parent company of NWAM, in 1998 as a senior portfolio manager and is currently a Senior Investment Professional. He manages and co-manages other institutional fixed-income accounts for Nationwide. Mr. Davis earned his bachelor's degree in finance from Wright State University and is a CFA® charterholder.

Mr. Buck joined Nationwide, the parent company of NWAM, in 1998 as a director. He is currently a Senior Investment Professional and manages or co-manages multi-asset class portfolios for Nationwide and affiliates. Mr. Buck earned his bachelor's degree in finance from The Ohio State University and an MBA from the University of Dayton.

Mr. Maley joined Nationwide, the parent company of NWAM, in 1998 to establish and manage Nationwide's derivative trading operations. He is currently a Senior Investment Professional and manages pension plan and separate account clients for Nationwide and affiliates. Mr. Maley earned his bachelor's degree in economics from the University of Chicago.
5.	The information under the section "Portfolio Management," within the subheading "Nationwide Government Bond Fund and Nationwide Inflation-Protected Securities Fund," on page 67 of the Prospectus, is deleted in its entirety and replaced with the following:
Gary R. Hunt, CFA, Joel S. Buck and Chad W. Finefrock, CFA, are co-portfolio managers with joint responsibility for the day-to-day management of the Funds, including the selection of the Funds' investments.

Mr. Hunt joined Nationwide, an affiliate of the Adviser, in 1992 as a securities analyst. He is currently a Senior Investment Professional and manages or co-manages multi-asset class portfolios for Nationwide and affiliates. Mr. Hunt earned his bachelor's degree in business administration, an MBA from The Ohio State University and is a CFA® charterholder.

Mr. Buck joined Nationwide, the parent company of NWAM, in 1998 as a director. He is currently a Senior Investment Professional and manages or co-manages multi-asset class portfolios for Nationwide and affiliates. Mr. Buck earned his bachelor's degree in finance from The Ohio State University and an MBA from the University of Dayton.

Mr. Finefrock joined Nationwide, the parent company of NWAM, in 2001. He is a Senior Investment Professional and is responsible for trading U.S. Treasury securities, U.S. government agency debt securities, mortgage-backed securities and derivatives for Nationwide and affiliates. Mr. Finefrock earned a bachelor's degree in risk management and insurance from The Ohio State University, an MBA from the University of Oxford and is a CFA® charterholder.

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